Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) PLAN
Entity Tax Identification Number	63-0318800
EBP, Plan Number	001
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,532,626
Investment, Identifier [Axis]: Allspring Sp Small Cap Value Mutual funds; 653 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Sp Small Cap Value [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	653
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,638
Investment, Identifier [Axis]: Cash Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Interest-Bearing Deposits [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 746
Investment, Identifier [Axis]: FUSB Common Stock Stock; 101,428 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	FUSB Common Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:EquitySecuritiesMember
EBP, Investment, Number of Shares | shares	101,428
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,416,949
Investment, Identifier [Axis]: Fidelity 500 Index Mutual funds; 4,219 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	4,219
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,003,048
Investment, Identifier [Axis]: Fidelity Extended Markets Ind Mutual funds; 813 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Extended Markets Ind [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	813
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 81,841
Investment, Identifier [Axis]: Fidelity Total Intnl Ind Mutual funds; 5,757 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total Intnl Ind [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	5,757
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 99,716
Investment, Identifier [Axis]: Fidelity US Bond Index Mutual funds; 591 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	591
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,238
Investment, Identifier [Axis]: Galliard Stable Value Common collective trust fund; 29,750 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Stable Value [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Number of Shares | shares	29,750
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,885,143
Investment, Identifier [Axis]: Great Gray Trust EuroPacific Growth Collective investment funds 19 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust EuroPacific Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	19
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 304
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Mutual funds; 1,156 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	1,156
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 99,957
Investment, Identifier [Axis]: MFS Large Cap Collective investment funds 3,816 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Large Cap [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	3,816
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 53,135
Investment, Identifier [Axis]: MFS Mid Cap Growth Collective investment funds 1,488 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	1,488
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 34,220
Investment, Identifier [Axis]: MFS Mid Cap Value Collective investment funds 7,886 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Value [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	7,886
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 137,877
Investment, Identifier [Axis]: Principal Small Cap Growth Mutual funds; 4,162 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Small Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Number of Shares | shares	4,162
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 64,099
Investment, Identifier [Axis]: T Rowe Price Retirement 2005 Collective investment funds 1,382 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2005 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	1,382
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 32,647
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Collective investment funds 1,767 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2010 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	1,767
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,728
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Collective investment funds 32,421 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2015 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	32,421
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 899,674
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Collective investment funds; 8,694 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2020 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	8,694
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 263,243
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Collective investment funds; 114,170 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2025 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	114,170
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,793,878
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Collective investment funds; 94,356 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	94,356
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,463,794
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Collective investment funds; 29,091 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	29,091
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,171,210
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Collective investment funds; 52,447 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2040 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	52,447
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,266,241
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Collective investment funds; 36,906 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2045 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	36,906
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,661,158
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Collective investment funds; 22,004 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2050 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	22,004
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 996,982
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Collective investment funds; 40,229 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2055 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	40,229
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,823,183
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Collective investment funds; 5,749 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2060 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	5,749
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 166,942
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 Collective investment funds; 2,330 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2065 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Funds [Member]
EBP, Investment, Number of Shares | shares	2,330
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,035